Other Assets	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Other Assets
Other Assets

Other Current Assets

	December 31,
($ thousands)	2018	2017
Customer financing receivables, net	170,273	151,360
Other receivables	61,055	65,891
Value-added tax receivable	60,232	49,962
Contract assets	58,739	—
Prepaid royalties	52,712	59,596
Prepaid expenses	47,781	30,977
Other	53,269	49,734
	504,061	407,520

Other Non-Current Assets

	December 31,
($ thousands)	2018	2017
Upfront license fees, net:
Italian Scratch & Win	992,333	1,145,998
Italian Lotto	677,564	812,304
New Jersey	91,970	100,730
Indiana	13,247	14,642
	1,775,114	2,073,674

Customer financing receivables, net	88,354	74,898
Contract assets	69,691	—
Prepaid royalties	64,598	103,322
Prepaid income taxes	25,942	72,176
Other	85,265	103,883
	2,108,964	2,427,953

Upfront License Fees

Italian Scratch & Win

In December 2017, Lotterie Nazionali S.r.l., our majority-owned subsidiary, was awarded a nine-year contract extension for the Italian Scratch & Win license (the "Italian Scratch & Win extension") that required an upfront license fee of €800.0 million ($937.4 million).

The upfront license fees are being amortized as follows:

Upfront License Fee	License Term	Amortization Start Date
Italian Scratch & Win	9 years	October 2010
Italian Scratch & Win extension	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	15 years	July 2013

Contract Assets

Contract assets were recorded as a result of our adoption of ASC 606 in the first quarter of 2018. Refer to the revenue recognition policy in Note 2, Summary of Significant Accounting Policies, for more information.

Customer Financing Receivables

Customer financing receivables, net are recorded at cost.

	December 31, 2018
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	196,831	(26,558)	170,273
Non-current	91,005	(2,651)	88,354
	287,836	(29,209)	258,627

	December 31, 2017
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	167,985	(16,625)	151,360
Non-current	77,847	(2,949)	74,898
	245,832	(19,574)	226,258

The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2018	2017	2016
Balance at beginning of year	(19,574)	(7,856)	(3,888)
Provisions, net	(10,131)	(5,236)	(4,481)
Amounts written off as uncollectible	317	—	—
Foreign currency translation	179	(159)	513
Other	—	(6,323)	—
Balance at end of year	(29,209)	(19,574)	(7,856)

At December 31, 2018 and 2017, $6.9 million and $34.2 million, respectively, of certain outstanding customer financing receivables were sold on a non-recourse basis.

Customer financing receivables, net are recorded and valued based on expected payments and market interest rates relative to the credit risk of each customer region. At December 31, 2018 and 2017, the carrying value of customer financing receivables approximated its fair value and were classified within Level 3 of the fair value hierarchy.